Operating Lease	12 Months Ended
Dec. 31, 2022
Operating Lease [Abstract]
OPERATING LEASE

NOTE 12 – OPERATING LEASE

In accordance with ASC 842, the Company measured and recognized a right of use asset of $2,725,777 and $4,484,843 and lease liability of $2,813,936 and $4,511,180, respectively, as of December 31, 2022 and 2021.

The Company entered into operating lease agreements primarily for offices. Certain lease agreements contain an option for the Company to renew a lease for a term of up to five years or an option to terminate a lease early. The Company considers these options in determining the classification and measurement of the leases.

The following table shows the total lease cost and the cash flows arising from the operating leases, and information about weighted-average remaining lease term and weighted-average discount rate.

	December 31, 2022	December 31, 2021
Lease cost
Operating lease cost	$1,607,245	$1,227,115
Short term lease	790,440	378,763
Total lease cost	$2,397,685	$1,605,878

Other information
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases	$2,397,685	$1,605,878
Right-of-use assets obtained in exchange for new operating lease liabilities	Nil	Nil
Weighted-average remaining lease term - operating lease	20 months	32 months
Weighted-average discount rate - operating lease	6.75%	6.75%

As of December 31, 2022, future minimum lease payments on operating leases were as follows:

December 31, 2022
Maturity of lease liabilities
2023	$2,722,721
2024	1,104,558
2025	65,492
Total minimum lease payments	$3,892,771
Short term lease	(790,440)
Imputed interest	(288,395)
Present value of minimum lease payments	$2,813,936
Less: classified as current liabilities	(1,665,410)
Non-current liabilities	$1,148,526